Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

5. Cash and cash equivalents

	June 30, 2024	December 31, 2023
Cash on hand and petty cash	$7,521	$7,975
Checking accounts	20,187	44,742
Demand deposits	11,190,788	4,226,503
Time deposits	34,536,822	42,498,552
	45,755,318	46,777,772
Transferred to financial assets at amortized cost	(34,536,822)	(41,470,915)
	$11,218,496	$5,306,857

a)	The Group transacts with a variety of financial institutions all with high credit quality to dispose credit risk, so it expects that the probability of counterparty default is remote.

b)	As of June 30, 2024 and 2023, range of interest rate of time deposits was 1.25%~5.20% and 0.78%~5.20%, respectively. Some of time deposits provided as guarantees and with maturity over three months were reclassified as “financial assets at amortized cost” based on its nature. Details of the Group’s time deposits transferred to investments in debt instruments without active market are provided in Note 7.

c)	Details of time deposits pledged to others as collaterals are provided in Note 30.